PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5: -	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net consist of the following:

	December 31,
	2025	2024

Cost:

Computers and software	$7,609	$7,085
Office furniture and equipment	1,509	1,490
Machinery and lab equipment	12,920	12,459
Leasehold improvements	18,705	18,431

	$40,743	$39,465

Accumulated depreciation	20,887	16,033

	$19,856	$23,432

b.	Depreciation expenses for the years ended December 31, 2025, 2024 and 2023, amounted to $5,354, $7,244 and $7,195, respectively.